Equity Capital Structure (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Mar. 07, 2023	Mar. 02, 2023	Jul. 29, 2022
Equity Capital Structure [Abstract]
Common shares, authorized (in shares)	3,900,000,000	3,900,000,000		3,900,000,000	1,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	100,000,000	100,000,000		100,000,000
Preferred shares par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common shares, shares issued (in shares)	19,093,853	19,093,853
Common shares outstanding (in shares)	19,093,853	19,093,853	9,461,009
Common shares issued pursuant to equity incentive plan (in shares)	2,000,000
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares par value (in dollars per share)			$ 0.001
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares par value (in dollars per share)			$ 0.001